The breakdown, by classification, of the balances of “Loans and advances to clients” in the consolidated financial statements is as follows: (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-trading financial assets mandatorily measured at fair value through profit or loss		R$ 392,455	R$ 60,808
Loans and receivables
Financial assets measured at amortized cost		464,451,587	393,707,229	326,699,480
Of which:
Loans and receivables at amortized cost		492,962,247	417,761,218	347,256,660
Impairment losses		(28,510,660)	(24,053,989)	(20,557,180)
Loans and advances to customers, net		464,844,042	393,768,037	326,699,480
Loans and advances to customers, gross		493,354,702	417,822,026	347,256,660
Type:
Loans operations	[1]	457,384,432	390,941,415	329,910,319
Lease Portfolio		2,532,048	2,096,240	2,111,842
Repurchase agreements		6,044,808	4,530,041	10,500
Other receivables	[2]	27,393,414	20,254,330	15,223,999
Total		R$ 493,354,702	R$ 417,822,026	R$ 347,256,660

[1]	Includes loans and other loans with credit characteristics.
[2]	Refers substantially to Foreign Exchange Transactions and Other Receivables with credit granting characteristics.